Retirement Benefit Obligations - Summary of Composition of Net Pension Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	$ (428)	$ (378)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(138)	(134)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(206)	(180)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	22	3
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	$ (106)	$ (67)